HELD FOR SALE - Changes in Assets Held for Sale (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Assets Held For Sale [Roll Forward]
Balance, beginning of period	$ 102,591
Balance, end of period	98,885	$ 102,591
Held for sale
Assets Held For Sale [Roll Forward]
Balance, beginning of period	3,100	1,852
Disposals	(2,823)	(36,538)
Fair value adjustments	2	37
Foreign currency translation	22	(34)
Other	0	284
Balance, end of period	2,090	3,100
Held for sale | Other Subsidiaries
Assets Held For Sale [Roll Forward]
Reclassification to assets held for sale, net	1,789	3,764
Held for sale | BSREP IV
Assets Held For Sale [Roll Forward]
Reclassification to assets held for sale, net	$ 0	$ 33,735